Capital Stock - Schedule of Number of Shares and Capital Surplus (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares			14,889
Capital surplus (in Dollars)		$ 45,060,227
Conversion From Non Controlling Shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares		58,000
Capital surplus (in Dollars)		$ 434,277
Conversion Of Convertible Promissory Notes [Member]
Disclosure of classes of share capital [line items]
Number of shares		317,000
Capital surplus (in Dollars)		$ 3,022,549
Conversion Of November Pipe Convertible Notes [Member]
Disclosure of classes of share capital [line items]
Number of shares	[1]	1,455,000
Capital surplus (in Dollars)	[1]	$ 12,089,847
Issuance Of Ordinary Shares To Blue Ocean Shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares	[2]	64,000
Capital surplus (in Dollars)	[2]	$ 685,040
Deferred issuance of ordinary share to Blue Ocean sponsors [Member]
Disclosure of classes of share capital [line items]
Number of shares	[2]
Capital surplus (in Dollars)	[2]	$ 29,227,201
Capitalized Expenses For New Shares Issuance [Member]
Disclosure of classes of share capital [line items]
Number of shares	[3]
Capital surplus (in Dollars)	[3]	$ (398,687)

[1]	On November 22, 2024, in connection with the merger with Blue Ocean, the Company entered certain convertible note purchase agreements and issued subordinated unsecured convertible promissory notes at 10% per annum in aggregate principal amount of $4,355,000 (the “November PIPE Convertible Notes”) to certain third-party investors as well as certain members of Blue Ocean’s board of directors, management team and advisory board and other shareholders of Blue Ocean. The November PIPE Convertible Notes had a maturity date on December 7, 2024, with the following conversion terms: Effective immediately prior to and contingent upon the closing of the Merger, the 2024 PIPE Convertible Notes shall automatically be converted into a number of the Company’s ordinary shares equal to the sum of (i) the quotient of (A) the then outstanding principal amount and accrued interest under each 2024 PIPE Convertible Note divided by (B) $3.50 and (ii) the product of (A) 240,397 and (B) the quotient of (x) the outstanding principal amount of each PIPE Convertible Note divided by (y) $5,000,000. On the grant date, in accordance with IFRS 2, the excess of the fair value of equity instruments granted and the proceeds received was recognized as a finance cost totaled $7,734,993. The 2024 Sponsor PIPE were converted into 1,454,605 ordinary shares on December 5, 2024, immediately prior to the closing of de-SPAC transaction, and the difference between the ordinary shares and the sum of principal amount and the finance cost is recognized in capital surplus amounted to $12,089,847.
[2]	At the closing of the Merger, the Company shall issue a total of 2,790 thousand ordinary shares to the public (64 thousand shares) and sponsor (2,726 thousand shares) shareholders of Blue Ocean, of which the Founder Shares in Blue Ocean agreed in the Sponsor Lock-up and Support Agreement to defer receiving 2,726 thousand shares from the Company. As of December 31, 2024, only 64 thousand shares were issued to the public shareholders of Blue Ocean at closing. Please refer to Note 35 for details.
[3]	In accordance with IAS 32, the incremental costs directly attributable to the equity transaction that otherwise would have been avoided are accounted for as a deduction from equity. In relation to the Merger, the transactions costs including legal, accounting and other professional fees are allocated as the deduction of capital surplus based on the amount of Company’s ordinary shares to be issued to Blue Ocean’s shareholders over the sum of i) total ordinary shares issued and outstanding at the closing of the Merger and ii) ordinary shares to be issued to Blue Ocean’s shareholders.